Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of inventories [line items]
Write down on inventories	$ 20.6	$ 43.5
Reversed write downs of inventories	$ 11.2	6.2
Evinrude [member]
Disclosure of inventories [line items]
Write down on inventories		$ 20.4